Convertible Preferred Units Series C (Details) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Dec. 31, 2016	Apr. 25, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Apr. 25, 2017
Class of Stock [Line Items]
Number of securities called by warrants (in shares)		800,000
Exercise price of warrants (in dollars per share)		$ 7.25
Series C
Class of Stock [Line Items]
Issuance of units (in shares)			8,571,000	0	0
Investment options, exercise price (in dollars per share)	$ 13.95	$ 14.00
Number of securities called by warrants (in shares)		800,000
Exercise price of warrants (in dollars per share)		$ 7.25
Warrant, exercisable period		7 years	7 years
Fair value of warrant unit (in dollars per share)	$ 4.41		$ 4.41
Expected dividend rate			18.00%
Expected volatility rate			42.00%
Issuance and exercise of warrants			$ 4.5
Scenario, Forecast | Series C
Class of Stock [Line Items]
Number of units in warrant calculation (in shares)						400,000
Stipulated deduction in warrant calculation						$ 45.0
Issuance of Preferred Units | ArcLight | Series C
Class of Stock [Line Items]
Issuance of units (in shares)		8,571,429